Other liabilities	12 Months Ended
Dec. 31, 2023
Accruals and deferred income including contract liabilities [abstract]
Other liabilities	Other liabilities

	2023	2022
	£m	£m
Accruals and deferred income	4,315	4,618
Other creditors	6,638	7,870
Items in the course of collection due to other banks	89	85
Lease liabilities (refer to Note 20)	971	1,216
Other liabilities	12,013	13,789